Basis of Presentation	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation	Basis of Presentation
The accompanying unaudited Condensed Consolidated Financial Statements have been prepared by Carlisle Companies Incorporated (the "Company" or "Carlisle"). The accompanying unaudited Condensed Consolidated Financial Statements do not include all disclosures as required by accounting principles generally accepted in the United States of America ("United States" or "U.S."), and should be read in conjunction with the Company’s audited Consolidated Financial Statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2020 (the "2020 Annual Report on Form 10-K").
The accompanying unaudited Condensed Consolidated Financial Statements are prepared in conformity with accounting principles generally accepted in the U.S. and, of necessity, include some amounts that are based upon management estimates and judgments. The accompanying unaudited Condensed Consolidated Financial Statements include assets, liabilities, revenues and expenses of all majority-owned subsidiaries. Intercompany transactions and balances are eliminated in consolidation.
In the Company's opinion, the accompanying unaudited Condensed Consolidated Financial Statements contain all adjustments, consisting solely of adjustments of a normal, recurring nature, necessary to present fairly the financial position, results of operations and cash flows for the periods presented.
Discontinued Operations
The results of operations for the Company's Carlisle Brake & Friction ("CBF") segment have been classified as discontinued operations for all periods presented in the Condensed Consolidated Statements of Income. Assets and liabilities subject to the sale agreement for CBF have been classified as held for sale for all periods presented in the Condensed Consolidated Balance Sheets. Refer to Note 4 for additional information.